Document and Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	TPT GLOBAL TECH, INC.
Entity Central Index Key	0001661039
Document Type	POS AM
Document Period End Date	Mar. 31, 2021
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 4 to the Registration Statement on Form S-1 (File No. 333-222094) (the “Registration Statement”) of TPT Global, Inc. (“TPT”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on February 13, 2019, is being filed pursuant to the undertakings in Item 17 of the Registration Statement to (i) include the information contained in TPT’s Annual Report on Form 10-K for the fiscal year ended December 31, 2020, that was filed with the SEC on April 15, 2021, (ii) include the information contained in TPT’s Quarterly Report on Form 10-Q for the period ended March 31, 2021, that was filed with the SEC on May 24, 2021, (iii) decrease amount of shares being registered, and (iv) update certain other information in the Registration Statement to reflect current business operations. The information included in this filing amends this Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 4. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Incorporation, State or Country Code	FL
Is Entity Emerging Growth Company?	true
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Elected Not To Use the Extended Transition Period	false